CERTNYS

1-33542

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

June 18, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 20 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DELAWARE ENHANCED GLOBAL DIVIDEND AND INCOME FUND, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 15, 2007. Tentative listing date – June 22, 2007.

Sincerely,

END

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